Long Term Investment (Details) - Schedule of Long Term Investment - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Long Term Investment [Abstract]
Beginning Balance	$ 5,086,413
Ending Balance		5,086,413
Acquisition of Ameri-Can (Note 3)		4,828,123
Interest accrued	32,116
Additional investment	485,000	$ 258,290
Exercise of conversion feature (Note 3)	$ (5,603,529)